Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
The following table summarizes the regulatory assets and liabilities recorded in the Consolidated Balance Sheets, as well as the remaining period, as at December 31, 2019 and 2018, over which the Corporation expects to realize or settle the assets or liabilities:

As at December 31	2019	2018	Recovery Period
Regulatory assets - current
Deferred cost of gas (a)	$7.6	$20.4	Less than one year
Accelerated replacement recovery mechanisms (b)	2.5	—	Less than one year
Interruptible sharing (a)	2.7	0.6	Less than one year
	$12.8	$21.0
Regulatory assets - non-current
Deferred regulatory costs (a) (c)	$149.5	$215.5	1 - 51 years
Future recovery of pension and other retirement benefits (a)	128.2	192.9	Various
Future recovery of non-retirement employee benefits (a) (d)	19.4	21.3	Various
Deferred pension costs (e)	—	7.8	—
Deferred environmental costs (a) (f)	17.7	19.9	Various
Deferred loss on debt transactions and derivative instruments (a) (g)	99.2	109.3	Various
Deferred future income taxes (a) (h)	42.7	67.0	Various
Energy efficiency program - Maryland (i)	12.1	4.6	Various
Other	17.9	24.7	Various
	$486.7	$663.0
Regulatory liabilities - current
Deferred cost of gas (a)	$60.2	$71.2	Less than one year
Refundable tax credit (j)	1.9	3.8	Less than one year
Federal income tax rate change (k)	33.1	26.2	Less than one year
Virginia rate refund (l)	40.4	—	Less than one year
Accelerated replacement recovery mechanisms (b)	0.4	5.2	Less than one year
Interruptible sharing (a)	0.4	2.3	Less than one year
Other	9.1	6.2	Less than one year
	$145.5	$114.9
Regulatory liabilities - non-current
Refundable tax credit (j)	3.9	6.1	2 years
Future expense of pension and other retirement benefits (a)	261.2	166.7	Various
Future removal and site restoration costs (m)	483.9	514.7	Various
Deferred gain on debt transactions and derivative instruments (a) (g)	1.6	1.8	Various
Federal income tax rate change (k)	628.3	698.4	Various
Other	4.3	5.1	Various
	$1,383.2	$1,392.8

(a)
Washington Gas is not entitled to a rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.

(b)	Represents amounts for deferred over or under collections of surcharges associated with Washington Gas' accelerated pipeline recovery programs in the District of Columbia, Maryland, and Virginia.

(c)	Includes deferred gas costs and fair value of derivatives, which are not included in customer bills until settled.

(d)
Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates. Certain utilities have recovered pension costs related to regulated operations in rates, and as such the Corporation has recorded a regulatory asset for the unamortized costs associated with the defined benefit and post-retirement benefit plans. Depending on the method utilized by the utility, the recovery period can be either the expected service life of the employees, the benefit period for employees, or a specific recovery period as approved by the respective regulator.

(e)	In 2018, this balance related to previously deferred pension and other post-retirement benefits expenses that were fully amortized in 2019.

(f)	This balance represents allowed environmental remediation expenditures at SEMCO Gas and Washington Gas sites to be recovered through rates.

(g)
The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior fiscal years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements. As at December 31, 2019, this also includes a fair value adjustment of $79.8 million (December 31, 2018 - $87.3 million) recorded on the WGL Acquisition (Note 3).

(h)	This balance reflects the amount of deferred income taxes expected to be refunded, or recovered from, customers in future rates.

(i)	Represents amounts for deferred credits associated with Washington Gas' participation in the energy conservation and efficiency program EmPower in Maryland.

(j)
On September 18, 2013, CINGSA received a US$15.0 million gas storage facility tax credit from the State of Alaska for the benefit of its firm storage service customers. CINGSA will derive no direct or indirect benefit from the tax credit. Following receipt of the tax credit, CINGSA deposited it in a separate interest-bearing account. CINGSA will act as a custodian of the tax credit and any interest earned for the benefit of CINGSA's customers. On an annual basis, covering the years 2012 through 2021, CINGSA will disburse to the customers 1/10th of the amount of the tax credit not subject to refund to the State and interest earned. The RCA has approved the disbursement methodology.

(k)
The Tax Cuts and Jobs Act (TCJA) was enacted on December 22, 2017, and required the Corporation to revalue its U.S. deferred tax assets and liabilities in 2018 to the lower federal corporate tax rate of 21 percent, resulting in excess accumulated deferred income taxes. The tax rate reduction created a reduction in deferred tax liability, which SEMCO Gas and Washington Gas are required to refund to ratepayers.

(l)	Represents estimated refunds related to customers billed at a higher rate during the interim period as part of the 2019 Virginia rate case.

(m)	This amount and timing of draw down is dependent upon the cost of removal of underlying utility property, plant and equipment and the life of property, plant and equipment.